LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 1,377,006	$ 1,216,566	$ 1,093,105
Termination benefits	28,396	23,189	22,246
Post-employment benefits	60,999	56,623	46,381
Labor costs	$ 1,466,401	$ 1,296,378	$ 1,161,732
Number of employees | employee	33,949	34,458	20,510